SUPPLEMENT TO THE PROSPECTUS Supplement dated March 2, 2023, to the Prospectus dated September 28, 2022.

MFS® Managed Wealth Fund

Effective immediately, the following is added after the tables in the sections entitled "Portfolio Manager(s)" under the main headings entitled "Summary of Key Information" and "Management of the Fund":

Effective April 30, 2024, Barnaby Wiener will no longer be a portfolio manager of the fund.

In addition, all references to “MFS Institutional International Equity Fund” are hereby restated as “MFS International Equity Fund (formerly MFS Institutional International Equity Fund).”

1050473	1	MGW-SUP-I-030223